RISK MANAGEMENT - Identifiable collateral (Details) - Commercial lending portfolio [member] - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	$ 33,922,945	$ 37,408,911
Financial assets, identifiable collateral, fair value	25,174,203	28,410,365
Twelve-month expected credit losses and lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	31,416,687	34,004,844
Financial assets, identifiable collateral, fair value	23,001,651	25,569,949
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	2,506,258	3,404,067
Financial assets, identifiable collateral, fair value	$ 2,172,552	$ 2,840,416